Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Accounting Policies

Note 2: Accounting Policies

Our consolidated financial statements are prepared in accordance with GAAP, which requires us to select accounting policies, including in certain cases industry-specific policies, and make estimates that affect the reported amount of assets, liabilities, revenue and expenses, and the related disclosure of contingent assets and contingent liabilities. Actual results could differ from these estimates. We believe the judgments and related estimates for the following items are critical in the preparation of our consolidated financial statements:

  valuation and impairment testing of cable franchise rights (see Note 8)
  film and television costs (see Note 5)
  income taxes (see Note 15)

In addition, the following accounting policies are specific to the industries in which we operate:

  capitalization and amortization of film and television costs (see Note 5)
  customer installation costs in our Cable Communications segment (see Note 7)

Information related to our accounting policies or methods related to investments, property and equipment, goodwill and other intangibles, postretirement, pension and other employee benefits, share-based compensation, and receivables monetization are included in their respective footnotes that follow. Below is a discussion of accounting policies and methods used in our consolidated financial statements that are not presented within other footnotes.

Revenue Recognition

Cable Communications Segment

Our Cable Communications segment generates revenue primarily from subscriptions to our video, high-speed Internet and voice services (“cable services”) and from the sale of advertising. We recognize revenue from cable services as each service is provided. Customers are typically billed in advance on a monthly basis. We manage credit risk by screening applicants through the use of internal customer information, identification verification tools and credit bureau data. If a customer's account is delinquent, various measures are used to collect outstanding amounts, including termination of the customer's cable services. Since installation revenue obtained from the connection of customers to our cable systems is less than related direct selling costs, we recognize revenue as connections are completed.

As part of our distribution agreements with cable networks, we generally receive an allocation of scheduled advertising time that we may sell to local, regional and national advertisers. We recognize advertising revenue when the advertising is aired and based on the broadcast calendar. In most cases, the available advertising time is sold by our sales force. In some cases, we work with representation firms as an extension of our sales force to sell a portion of the advertising time allocated to us. We also coordinate the advertising sales efforts of other multichannel video providers in some markets. Since we are acting as the principal in these arrangements, we report the advertising that is sold as revenue and the fees paid to representation firms and multichannel video providers as other operating and administrative expenses.

Revenue earned from other sources is recognized when services are provided or events occur. Under the terms of our cable franchise agreements, we are generally required to pay to the franchising authority an amount based on our gross video revenue. We normally pass these fees through to our cable customers and classify the fees as a component of revenue with the corresponding costs included in other operating and administrative expenses. We present other taxes imposed on a revenue-producing transaction as revenue if we are acting as the principal or as a reduction to other operating and administrative expenses if we are acting as an agent.

Cable Networks and Broadcast Television Segments

Our Cable Networks segment generates revenue primarily from the distribution of our cable network programming to multichannel video providers, the sale of advertising and the licensing of our owned programming. Our Broadcast Television segment generates revenue primarily from the sale of advertising and the licensing of our owned programming. We recognize revenue from distributors as programming is provided, generally under multiyear distribution agreements. From time to time, the distribution agreements expire while programming continues to be provided to the distributor based on interim arrangements while the parties negotiate new contract terms. Revenue recognition is generally limited to current payments being made by the distributor, typically under the prior contract terms, until a new contract is negotiated, sometimes with effective dates that affect prior periods. Differences between actual amounts determined upon resolution of negotiations and amounts recorded during these interim arrangements are recorded in the period of resolution.

Advertising revenue for our Cable Networks and Broadcast Television segments is recognized in the period in which commercials are aired or viewed. In some instances, we guarantee viewer ratings for the commercials. To the extent there is a shortfall in the ratings that were guaranteed, a portion of the revenue is deferred until the shortfall is settled, primarily by providing additional advertising time. We record revenue from the licensing of our owned programming when the content is available for use by the licensee, and when certain other conditions are met. When license fees include advertising time, we recognize the advertising time component of revenue when the advertisements are aired.

Filmed Entertainment Segment

Our Filmed Entertainment segment generates revenue primarily from the worldwide distribution of our owned and acquired films for exhibition in movie theaters, the licensing of our owned and acquired films to cable, broadcast and premium networks and digital distributors, and the sale of our owned and acquired films on both DVD and Blu-ray discs (together, “DVDs”) and through digital distributors. We also generate revenue from producing and licensing live stage plays and distributing filmed entertainment produced by third parties. We recognize <>revenue from the distribution of films to movie theaters when the films are exhibited. We record revenue from the licensing of a film when the film is available for use by the licensee, and when certain other conditions are met. We recognize revenue from DVD sales, net of estimated returns and customer incentives, on the date that DVDs are delivered to and made available for sale by retailers.

Theme Parks Segment

Our Theme Parks segment generates revenue primarily from theme park attendance and per capita spending at our Universal theme parks in Orlando and Hollywood, as well as from licensing and other fees. We recognize <>revenue from advance theme park ticket sales when the tickets are used. For annual passes, we recognize revenue on a straight-line basis over the annual period following the initial redemption date.

Cable Communications Programming Expenses

Cable Communications programming expenses are the fees we pay to license the programming we distribute to our video customers. Programming is acquired for distribution to our video customers, generally under multiyear distribution agreements, with rates typically based on the number of customers that receive the programming, adjusted for channel positioning and the extent of distribution. From time to time these contracts expire and programming continues to be provided under interim arrangements while the parties negotiate new contractual terms, sometimes with effective dates that affect prior periods. While payments are typically made under the prior contract's terms, the amount of our programming expenses recorded during these interim arrangements is based on our estimates of the ultimate contractual terms expected to be negotiated. Differences between actual amounts determined upon resolution of negotiations and amounts recorded during these interim arrangements are recorded in the period of resolution.

When our Cable Communications segment receives incentives from cable networks for the licensing of their programming, we defer a portion of these incentives, which are included in other current and noncurrent liabilities, and recognize them over the term of the contract as a reduction to programming and production expenses.

Advertising Expenses

Advertising costs are expensed as incurred.

Cash Equivalents

The carrying amounts of our cash equivalents approximate their fair value. Our cash equivalents consist primarily of money market funds and U.S. government obligations, as well as commercial paper and certificates of deposit with maturities of less than three months when purchased.

Derivative Financial Instruments

We use derivative financial instruments to manage our exposure to the risks associated with fluctuations in interest rates, foreign exchange rates and equity prices. Our objective is to manage the financial and operational exposure arising from these risks by offsetting gains and losses on the underlying exposures with gains and losses on the derivatives used to economically hedge them.

Our derivative financial instruments are recorded on our consolidated balance sheet at fair value. See Note 6 for additional information on the derivative component of our prepaid forward sale agreements. The impact of our other derivative financial instruments on our consolidated financial statements was not material during the years ended December 31, 2012, 2011 and 2010.

Asset Retirement Obligations

Certain of our cable franchise agreements and lease agreements contain provisions requiring us to restore facilities or remove property in the event that the franchise or lease agreement is not renewed. We expect to continually renew our cable franchise agreements and therefore cannot reasonably estimate any liabilities associated with such agreements. A remote possibility exists that franchise agreements could be terminated unexpectedly, which could result in us incurring significant expense in complying with restoration or removal provisions. The disposal obligations related to our properties are not material to our consolidated financial statements. We do not have any significant liabilities related to asset retirements recorded in our consolidated financial statements.